Common Shares and Warrants - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 26, 2013	Nov. 15, 2012	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Jun. 17, 2013 Symbol Media [Member] LeaseContracts ShoppingCenter	Dec. 31, 2013 Symbol Media [Member]	Dec. 31, 2013 Senior Management [Member]	Dec. 31, 2013 Directors And Consultant [Member]	Oct. 30, 2009 Warrant [Member]	Jan. 31, 2010 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Oct. 30, 2009 Warrant [Member] SearchMedia International shareholders [Member]	Dec. 31, 2009 Warrant [Member] SearchMedia International shareholders [Member]	Apr. 13, 2011 Revised Date [Member]	Dec. 31, 2009 Minimum [Member] Warrant [Member]	Dec. 31, 2009 Minimum [Member] Warrant [Member] SearchMedia International shareholders [Member]	Dec. 31, 2009 Maximum [Member] Warrant [Member]	Dec. 31, 2009 Maximum [Member] Warrant [Member] SearchMedia International shareholders [Member]
Equity [Line Items]
Common stock, shares issued			35,600,736	35,600,736	30,143,741
Common stock, shares outstanding			35,600,736	35,600,736	30,143,741
Shares issued during the period for services									36,780	81,496
Ordinary shares issued							2,052,239	2,050,000
Number of key lease contracts acquired							8
Percentage of ownership							100.00%
Number of shopping center location							8
Intangible asset recognized							$ 2,200,000
Exercise of warrants		2,200,000	4,100,000	4,108,000	2,215,000
Exercise of warrants, shares		1,771,749	3,286,480
Warrants exercised extended expiration date				Dec. 26, 2013
Warrants exercised price reduced			1.25	1.25
Warrants outstanding			0	0	10,210,699						15,347,401				13,400,000
Warrants exercise price															$ 6.00				$ 6.00	$ 0.0001	$ 8.00	$ 8.1400
Warrants term, exercisable															4 years		3 years
Warrants expiry date															Nov. 19, 2011			Nov. 19, 2012
Exercise price, underwriter warrants						$ 7.00
Warrants issued to the shareholders or warrant holders											428,219					1,519,182
Company repurchased warrants from the open market												1,738,500
Consideration under a Board authorized plan												3,809,000
Warrants exercised													0	1,460
Net proceedings received from issuance of warrants														9,000
Benefit for warrant holders computed by Black-Scholes model		$ 644,000
Number of warrants held by participating holders		3,543,596
Warrants not exercised expiration date	Feb. 19, 2013